Consolidated Statements Of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements Of Financial Condition
Loans receivable, allowance for loan losses	$ 923	$ 967
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	1,000,000
Preferred stock, shares outstanding	1,500
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Common stock, par value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	7,000,000	7,000,000
Common stock, shares issued	2,055,165	2,055,165
Common stock, shares outstanding	1,862,803	1,862,803
Treasury stock, shares	192,362	192,362